UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                        Oppenheimer Small Cap Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2003 - October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
-------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
-------------------------------------------------------------------------------
Take Two Interactive Software, Inc.                                        3.2%
-------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A                                               2.5
-------------------------------------------------------------------------------
AFC Enterprises, Inc.                                                      2.1
-------------------------------------------------------------------------------
Scientific Games Corp., Cl. A                                              2.1
-------------------------------------------------------------------------------
IDT Corp., Cl. B                                                           2.0
-------------------------------------------------------------------------------
Oregon Steel Mills, Inc.                                                   1.8
-------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                                            1.6
-------------------------------------------------------------------------------
NorthStar Realty Finance Corp.                                             1.6
-------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                        1.6
-------------------------------------------------------------------------------
Pantry, Inc. (The)                                                         1.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN COMMON STOCK INDUSTRIES
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                              6.6%
-------------------------------------------------------------------------------
Machinery                                                                  6.3
-------------------------------------------------------------------------------
Diversified Financial Services                                             5.7
-------------------------------------------------------------------------------
Real Estate                                                                5.6
-------------------------------------------------------------------------------
Software                                                                   5.6
-------------------------------------------------------------------------------
Electric Utilities                                                         4.0
-------------------------------------------------------------------------------
IT Services                                                                3.9
-------------------------------------------------------------------------------
Commercial Banks                                                           3.7
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                                 3.4
-------------------------------------------------------------------------------
Metals & Mining                                                            3.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.


                      8 | OPPENHEIMER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  Financials                      22.7%

  Industrials                     17.2

  Information Technology          14.4

  Consumer Discretionary          14.0

  Materials                        8.3

  Utilities                        7.2

  Health Care                      5.0

  Energy                           4.6

  Consumer Staples                 3.7

  Telecommunication Services       2.9

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on common stocks.
--------------------------------------------------------------------------------


                      9 | OPPENHEIMER SMALL CAP VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During its fiscal year ended October 31, 2004, Oppenheimer Small Cap Value Fund provided higher returns than its benchmark, the Russell 2000 Index, and its peer group, the Lipper Small-Cap Core Fund category. The Fund benefited throughout the reporting period from its "bottom-up" approach of identifying attractive values among companies that may have been mispriced or otherwise overlooked by investors, or that have experienced temporary problems that caused unwarranted erosion of their stock prices.

      During the reporting period, the Fund's industrial stocks fared particularly well as the U.S. economy strengthened and the war in Iraq progressed. For example, defense electronics maker DRS Technologies, Inc. achieved better than expected results, causing its stock valuation to expand. We sold the Fund's position in DRS Technologies, Inc. when it reached a price we considered fully valued. Engineering firm URS Corp. benefited from higher spending by local governments on infrastructure improvements and the federal government on defense. Finally, a bankruptcy and security consulting company was acquired by an insurance services firm during the period at a substantial premium to its prevailing stock price, benefiting the Fund.

      Strong returns in the health care sector were driven by the Fund's investment in Province Healthcare Co., which also was acquired by another company during the reporting period. A west coast based managed care insurance provider saw its stock price rise as investors' concerns over Medicare reimbursement rates waned. A laboratory services company achieved higher sales and earnings after the successful launch of a new blood testing product.

      Among producers of basic materials, a specialty chemicals maker benefited from rising global demand for substances used in the manufacture of plastic. As steel prices rose during the reporting period, Fund holdings in Steel Dynamics, Inc. and GrafTech International Ltd. benefited. In the utilities area, the Fund scored successes with an independent power producer and marketer, which recovered from previously depressed levels as its balance sheet and business prospects improved. Although the Fund received strong contributions from some energy holdings that benefited from higher oil and gas prices, weakness in other positions produced returns that were roughly in line with that of the Index's energy component.


                      10 | OPPENHEIMER SMALL CAP VALUE FUND

      However, the Fund's returns were constrained by several disappointments, chiefly in the financial and information technology sectors. The Fund's light exposure to real estate investment trusts ("REITs") hindered relative performance when inflation concerns ebbed and these companies gained value. Among technology companies, a telecommunication equipment maker was hurt by deteriorating business fundamentals. In the telecommunications services area, IDT Corp. saw its profit margin decline in an increasingly competitive marketplace.

      As of the end of the reporting period, we have continued to find what we believe to be attractive values in companies across the full range of market sectors. However, we have been finding those values among larger companies more than we did at the start of the reporting period. Accordingly, the average market capitalization of the Fund's holdings has increased toward the higher end of the small-cap range.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2004. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest securities in the Russell 3000 Index. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                      11 | OPPENHEIMER SMALL CAP VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

       Oppenheimer Small Cap Value Fund (Class A)

       Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Small
                          Cap Value Fund           Russell
   Date                     (Class A)             2000 Index

10/31/1994                     9,425               10,000
01/31/1995                     9,261                9,730
04/30/1995                     9,586               10,538
07/31/1995                    10,297               11,925
10/31/1995                    10,256               11,835
01/31/1996                    10,798               12,644
04/30/1996                    11,663               14,015
07/31/1996                    10,981               12,749
10/31/1996                    12,016               13,800
01/31/1997                    13,140               15,040
04/30/1997                    12,875               14,022
07/31/1997                    15,547               17,006
10/31/1997                    15,948               17,848
01/31/1998                    15,797               17,758
04/30/1998                    17,349               19,967
07/31/1998                    14,833               17,399
10/31/1998                    13,548               15,734
01/31/1999                    13,874               17,817
04/30/1999                    14,432               18,120
07/31/1999                    15,176               18,689
10/31/1999                    13,600               18,074
01/31/2000                    13,859               20,979
04/30/2000                    14,797               21,458
07/31/2000                    16,058               21,262
10/31/2000                    17,190               21,220
01/31/2001                    17,670               21,753
04/30/2001                    17,362               20,844
07/31/2001                    17,994               20,898
10/31/2001                    16,671               18,525
01/31/2002                    18,930               20,971
04/30/2002                    20,635               22,236
07/31/2002                    16,798               17,145
10/31/2002                    16,429               16,382
01/31/2003                    16,052               16,384
04/30/2003                    17,106               17,619
07/31/2003                    19,684               21,106
10/31/2003                    22,365               23,486
01/31/2004                    25,072               25,891
04/30/2004                    25,045               25,022
07/31/2004                    24,928               24,707
10/31/2004                    27,041               26,241

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 13.95%   5-Year 13.38%   10-Year 10.46%


                      12 | OPPENHEIMER SMALL CAP VALUE FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Small Cap Value Fund (Class B)

      Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Small
                          Cap Value Fund           Russell
   Date                     (Class B)             2000 Index

10/31/1994                    10,000               10,000
01/31/1995                     9,806                9,730
04/30/1995                    10,135               10,538
07/31/1995                    10,874               11,925
10/31/1995                    10,817               11,835
01/31/1996                    11,368               12,644
04/30/1996                    12,267               14,015
07/31/1996                    11,536               12,749
10/31/1996                    12,610               13,800
01/31/1997                    13,768               15,040
04/30/1997                    13,471               14,022
07/31/1997                    16,247               17,006
10/31/1997                    16,651               17,848
01/31/1998                    16,467               17,758
04/30/1998                    18,063               19,967
07/31/1998                    15,422               17,399
10/31/1998                    14,076               15,734
01/31/1999                    14,390               17,817
04/30/1999                    14,951               18,120
07/31/1999                    15,703               18,689
10/31/1999                    14,054               18,074
01/31/2000                    14,296               20,979
04/30/2000                    15,246               21,458
07/31/2000                    16,523               21,262
10/31/2000                    17,683               21,220
01/31/2001                    18,177               21,753
04/30/2001                    17,861               20,844
07/31/2001                    18,510               20,898
10/31/2001                    17,149               18,525
01/31/2002                    19,473               20,971
04/30/2002                    21,227               22,236
07/31/2002                    17,279               17,145
10/31/2002                    16,901               16,382
01/31/2003                    16,513               16,384
04/30/2003                    17,597               17,619
07/31/2003                    20,249               21,106
10/31/2003                    23,007               23,486
01/31/2004                    25,791               25,891
04/30/2004                    25,763               25,022
07/31/2004                    25,643               24,707
10/31/2004                    27,816               26,241

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 14.91%   5-Year 13.74%   10-Year 10.77%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                      13 | OPPENHEIMER SMALL CAP VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Small Cap Value Fund (Class C)

      Russell 2000 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Small
                          Cap Value Fund           Russell
   Date                     (Class C)             2000 Index

10/31/1994                    10,000               10,000
01/31/1995                     9,812                9,730
04/30/1995                    10,141               10,538
07/31/1995                    10,881               11,925
10/31/1995                    10,824               11,835
01/31/1996                    11,371               12,644
04/30/1996                    12,273               14,015
07/31/1996                    11,540               12,749
10/31/1996                    12,616               13,800
01/31/1997                    13,777               15,040
04/30/1997                    13,479               14,022
07/31/1997                    16,261               17,006
10/31/1997                    16,659               17,848
01/31/1998                    16,481               17,758
04/30/1998                    18,082               19,967
07/31/1998                    15,434               17,399
10/31/1998                    14,085               15,734
01/31/1999                    14,409               17,817
04/30/1999                    14,963               18,120
07/31/1999                    15,716               18,689
10/31/1999                    14,063               18,074
01/31/2000                    14,314               20,979
04/30/2000                    15,266               21,458
07/31/2000                    16,547               21,262
10/31/2000                    17,689               21,220
01/31/2001                    18,159               21,753
04/30/2001                    17,811               20,844
07/31/2001                    18,434               20,898
10/31/2001                    17,051               18,525
01/31/2002                    19,337               20,971
04/30/2002                    21,047               22,236
07/31/2002                    17,095               17,145
10/31/2002                    16,699               16,382
01/31/2003                    16,286               16,384
04/30/2003                    17,324               17,619
07/31/2003                    19,898               21,106
10/31/2003                    22,563               23,486
01/31/2004                    25,245               25,891
04/30/2004                    25,168               25,022
07/31/2004                    24,993               24,707
10/31/2004                    27,064               26,241


AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 18.95%   5-Year 13.99%   10-Year 10.47%


                      14 | OPPENHEIMER SMALL CAP VALUE FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Small Cap Value Fund (Class N)

      Russell 2000 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Small
                          Cap Value Fund           Russell
   Date                     (Class N)             2000 Index

03/01/2001                   10,000                10,000
04/30/2001                   10,383                10,255
07/31/2001                   10,761                10,281
10/31/2001                    9,964                 9,114
01/31/2002                   11,311                10,317
04/30/2002                   12,326                10,940
07/31/2002                   10,030                 8,435
10/31/2002                    9,804                 8,060
01/31/2003                    9,574                 8,061
04/30/2003                   10,199                 8,668
07/31/2003                   11,726                10,384
10/31/2003                   13,315                11,555
01/31/2004                   14,918                12,738
04/30/2004                   14,854                12,310
07/31/2004                   14,773                12,155
10/31/2004                   16,016                12,910

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 19.29%   5-Year N/A   Since Inception (3/1/01) 13.71%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 16 FOR FURTHER INFORMATION.


                      15 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Prior to 4/28/00, the Fund's sub-advisor was OpCap Advisors, Inc., its advisor until 11/22/95.

CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. The asset-based sales charge is subject to a voluntary waiver of a portion or all of the charge as described in the Prospectus, and the Board of Trustees has set the rate at zero.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B does not include any contingent deferred sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      16 | OPPENHEIMER SMALL CAP VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                      17 | OPPENHEIMER SMALL CAP VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         BEGINNING     ENDING        EXPENSES
                         ACCOUNT       ACCOUNT       PAID DURING
                         VALUE         VALUE         6 MONTHS ENDED
                         (5/1/04)      (10/31/04)    OCTOBER 31, 2004
---------------------------------------------------------------------
Class A Actual           $ 1,000.00    $ 1,079.70    $  6.98
---------------------------------------------------------------------
Class A Hypothetical       1,000.00      1,018.45       6.77
---------------------------------------------------------------------
Class B Actual             1,000.00      1,075.30      11.38
---------------------------------------------------------------------
Class B Hypothetical       1,000.00      1,014.23      11.05
---------------------------------------------------------------------
Class C Actual             1,000.00      1,075.40      11.27
---------------------------------------------------------------------
Class C Hypothetical       1,000.00      1,014.33      10.94
---------------------------------------------------------------------
Class N Actual             1,000.00      1,078.20       8.71
---------------------------------------------------------------------
Class N Hypothetical       1,000.00      1,016.79       8.45

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A         1.33%
------------------------
Class B         2.17
------------------------
Class C         2.15
------------------------
Class N         1.66

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.


                      18 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.5%
--------------------------------------------------------------------------------
DISTRIBUTORS--1.0%
Source Information
Management Co.
(The) 1                                                  900,000   $   9,072,000
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.6%
AFC Enterprises, Inc. 1                                  876,000      18,991,680
--------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                  391,200       6,943,800
--------------------------------------------------------------------------------
Intrawest Corp.                                          299,600       5,827,220
--------------------------------------------------------------------------------
Lodgian, Inc. 1                                          900,000       9,270,000
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                           875,000      18,532,500
                                                                   -------------
                                                                      59,565,200

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
Celebrate
Express, Inc. 1                                           50,000         849,500
--------------------------------------------------------------------------------
ValueVision Media,
Inc., Cl. A 1                                            600,000       6,264,000
                                                                   -------------
                                                                       7,113,500

--------------------------------------------------------------------------------
MEDIA--2.7%
Carmike Cinemas,
Inc.                                                      25,000         895,000
--------------------------------------------------------------------------------
DreamWorks
Animation SKG, Inc. 1                                     23,800         929,390
--------------------------------------------------------------------------------
UnitedGlobalCom,
Inc., Cl. A 1                                          3,000,000      22,440,000
                                                                   -------------
                                                                      24,264,390

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Dollar Tree
Stores, Inc. 1                                           200,000       5,780,000
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.5%
Advance Auto
Parts, Inc. 1                                            150,000       5,868,000
--------------------------------------------------------------------------------
Build-A-Bear-
Workshop, Inc. 1                                          37,100         905,611
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                       300,000       7,032,000
                                                                   -------------
                                                                      13,805,611

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Oxford Industries,
Inc.                                                      50,000       1,854,500
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Pantry, Inc. (The) 1                                     611,400      14,056,086
--------------------------------------------------------------------------------
Performance Food
Group Co. 1                                              200,000       4,652,000
                                                                   -------------
                                                                      18,708,086

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
Gold Kist
Holdings, Inc. 1                                         600,000       6,600,000
--------------------------------------------------------------------------------
J.M. Smucker Co.
(The)                                                    150,000       6,675,000
                                                                   -------------
                                                                      13,275,000

--------------------------------------------------------------------------------
ENERGY--4.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Pride International,
Inc. 1                                                   700,000      12,936,000
--------------------------------------------------------------------------------
OIL & GAS--3.0%
Energy Partners Ltd. 1                                   800,000      14,048,000
--------------------------------------------------------------------------------
Frontier Oil Corp.                                       300,000       7,374,000
--------------------------------------------------------------------------------
KCS Energy, Inc. 1                                       400,000       5,444,000
                                                                   -------------
                                                                      26,866,000

--------------------------------------------------------------------------------
FINANCIALS--21.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
National Financial
Partners Corp.                                           145,900       4,484,966
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.7%
BankAtlantic
Bancorp, Inc.                                            485,000       8,482,650
--------------------------------------------------------------------------------
Cullen/Frost
Bankers, Inc.                                            180,000       8,820,000
--------------------------------------------------------------------------------
Independence
Community
Bank Corp.                                               127,622       4,802,416
--------------------------------------------------------------------------------
Sterling Financial
Corp., Western US                                        300,000      11,271,000
                                                                   -------------
                                                                      33,376,066


                      19 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.7%
Affiliated Managers
Group, Inc. 1                                            265,600   $  14,831,104
--------------------------------------------------------------------------------
Apollo Investment
Corp.                                                    700,000       9,520,000
--------------------------------------------------------------------------------
Assured Guaranty
Ltd.                                                     547,000       8,981,740
--------------------------------------------------------------------------------
Gabelli Asset
Management, Inc.                                         200,000       9,220,000
--------------------------------------------------------------------------------
Knight Trading
Group, Inc. 1                                            833,500       8,660,065
                                                                   -------------
                                                                      51,212,909

--------------------------------------------------------------------------------
INSURANCE--3.0%
Platinum
Underwriters
Holdings Ltd.                                            500,000      14,625,000
--------------------------------------------------------------------------------
Protective Life Corp.                                    312,700      12,289,110
                                                                   -------------
                                                                      26,914,110

--------------------------------------------------------------------------------
REAL ESTATE--5.6%
BioMed Realty
Trust, Inc.                                              250,000       4,545,000
--------------------------------------------------------------------------------
Kite Realty
Group Trust                                              140,000       1,848,000
--------------------------------------------------------------------------------
New Century
Financial Corp.                                          225,000      12,408,750
--------------------------------------------------------------------------------
Newcastle
Investment Corp.                                         375,000      11,478,750
--------------------------------------------------------------------------------
NorthStar Realty
Finance Corp. 1,2                                      1,689,000      14,829,420
--------------------------------------------------------------------------------
U-Store-It Trust 1                                       325,000       5,430,750
                                                                   -------------
                                                                      50,540,670

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.4%
Bank Mutual Corp.                                        700,000       8,596,000
--------------------------------------------------------------------------------
Franklin Bank Corp. 1                                    550,000       9,075,000
--------------------------------------------------------------------------------
NewAlliance
Bancshares, Inc.                                         925,000      12,839,000
                                                                   -------------
                                                                      30,510,000

--------------------------------------------------------------------------------
HEALTH CARE--4.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.6%
MedImmune, Inc. 1                                        175,000       4,973,500

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Bio-Rad Laboratories,
Inc., Cl. A 1                                             80,000       4,161,600
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.8%
Capital Senior
Living Corp. 1                                           800,000       4,240,000
--------------------------------------------------------------------------------
Manor Care, Inc.                                         375,000      12,277,500
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc. 1                                          250,000       8,905,000
                                                                   -------------
                                                                      25,422,500

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.9%
Watson
Pharmaceuticals,
Inc. 1                                                   300,000       8,409,000
--------------------------------------------------------------------------------
INDUSTRIALS--16.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
BE Aerospace, Inc. 1                                     183,900       1,577,862
--------------------------------------------------------------------------------
Orbital Sciences
Corp. 1                                                1,066,200      11,035,170
                                                                   -------------
                                                                      12,613,032

--------------------------------------------------------------------------------
BUILDING PRODUCTS--1.1%
Jacuzzi Brands, Inc. 1                                 1,100,000       9,515,000
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Huron Consulting
Group, Inc. 1                                             80,200       1,563,900
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.5%
Perini Corp. 1                                           375,000       5,925,000
--------------------------------------------------------------------------------
Quanta Services,
Inc. 1                                                 1,200,000       8,064,000
--------------------------------------------------------------------------------
URS Corp. 1                                              325,000       8,970,000
                                                                   -------------
                                                                      22,959,000

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.6%
AMETEK, Inc.                                             425,000      13,991,000
--------------------------------------------------------------------------------
MACHINERY--6.3%
Actuant Corp., Cl. A 1                                   110,000       4,363,700
--------------------------------------------------------------------------------
Albany International
Corp., Cl. A                                             225,000       6,754,500
--------------------------------------------------------------------------------
Chicago Bridge
& Iron Co. NV                                            300,000       9,285,000
--------------------------------------------------------------------------------
Harsco Corp.                                             185,000       8,963,250
--------------------------------------------------------------------------------
Idex Corp.                                               223,200       8,236,080


                      20 | OPPENHEIMER SMALL CAP VALUE FUND

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Kennametal, Inc.                                         200,000   $   9,306,000
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                      175,000      10,307,500
                                                                   -------------
                                                                      57,216,030

--------------------------------------------------------------------------------
ROAD & RAIL--2.0%
Old Dominion
Freight Line, Inc. 1                                     300,000       8,407,500
--------------------------------------------------------------------------------
Pacer International,
Inc. 1                                                   550,000       9,762,500
                                                                   -------------
                                                                      18,170,000

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.4%
Hughes Supply, Inc.                                      450,000      12,784,500
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.3%
Carrier Access Corp. 1                                   700,000       6,188,000
--------------------------------------------------------------------------------
Packeteer, Inc. 1                                        450,000       5,553,000
                                                                   -------------
                                                                      11,741,000

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Amphenol Corp.,
Cl. A 1                                                  270,000       9,269,100
--------------------------------------------------------------------------------
Lipman Electronic
Engineering Ltd.                                         250,000       5,955,000
--------------------------------------------------------------------------------
Richardson
Electronics Ltd.                                         390,000       3,237,000
                                                                   -------------
                                                                      18,461,100

--------------------------------------------------------------------------------
IT SERVICES--3.9%
Ceridian Corp. 1                                         375,000       6,468,750
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                    800,000      13,448,000
--------------------------------------------------------------------------------
Ness Technologies,
Inc. 1                                                   501,000       6,623,220
--------------------------------------------------------------------------------
Titan Corp. (The) 1                                      600,000       8,904,000
                                                                   -------------
                                                                      35,443,970

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
National
Semiconductor
Corp. 1                                                  550,000       9,185,000

--------------------------------------------------------------------------------
SOFTWARE--5.6%
Activision, Inc. 1                                       850,000      12,308,000
--------------------------------------------------------------------------------
Compuware Corp. 1                                        800,000       4,632,000
--------------------------------------------------------------------------------
Novell, Inc. 1                                           600,000       4,314,000
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                         878,600      28,958,656
                                                                   -------------
                                                                      50,212,656

--------------------------------------------------------------------------------
MATERIALS--8.0%
--------------------------------------------------------------------------------
CHEMICALS--2.7%
Airgas, Inc.                                             400,000       9,840,000
--------------------------------------------------------------------------------
FMC Corp. 1                                              150,000       6,577,500
--------------------------------------------------------------------------------
Millennium
Chemicals, Inc. 1                                        300,000       6,444,000
--------------------------------------------------------------------------------
Westlake Chemical
Corp. 1                                                   50,000       1,153,500
                                                                   -------------
                                                                      24,015,000

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.7%
Smurfit-Stone
Container Corp. 1                                        375,000       6,510,000
--------------------------------------------------------------------------------
METALS & MINING--3.3%
Century
Aluminum Co. 1                                           492,000      11,384,880
--------------------------------------------------------------------------------
International Steel
Group, Inc. 1                                             59,600       2,201,028
--------------------------------------------------------------------------------
Oregon Steel
Mills, Inc. 1                                          1,120,300      16,266,756
                                                                   -------------
                                                                      29,852,664

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.3%
Bowater, Inc.                                            325,000      11,973,000
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
IDT Corp., Cl. B 1                                     1,300,000      17,966,000
--------------------------------------------------------------------------------
PTEK Holdings, Inc. 1                                    500,000       4,980,000
                                                                   -------------
                                                                      22,946,000

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
SBA Communications
Corp. 1                                                  300,000       2,511,000


                      21 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--6.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.0%
AES Corp. (The) 1                                        800,000   $   8,720,000
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                     1,000,000       9,360,000
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                       320,000       8,876,800
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                   850,000       8,738,000
                                                                   -------------
                                                                      35,694,800

--------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Southern Union Co. 1                                     420,000       9,227,400
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
Equitable
Resources, Inc.                                          160,000       8,848,000
--------------------------------------------------------------------------------
Questar Corp.                                            175,200       8,409,600
                                                                   -------------
                                                                      17,257,600
                                                                   -------------

Total Common Stocks
(Cost $763,240,111)                                                  867,089,260

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.0%
--------------------------------------------------------------------------------
Undivided interest of 63.18% in joint
repurchase agreement (Principal Amount/
Value $57,987,000, with a maturity value
of $57,995,553) with Zions Bank/Capital
Markets Group, 1.77%, dated 10/29/04,
to be repurchased at $36,641,404 on
11/1/04, collateralized by U.S. Treasury
Nts., 2.375%, 8/15/06, with a
value of $59,191,443
(Cost $36,636,000)                                 $ 36,636,000   $  36,636,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $799,876,111)                                       100.2%    903,725,260
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                               (0.2)     (2,103,924)
                                                   -----------------------------
NET ASSETS                                                100.0%  $ 901,621,336
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2004 amounts to $14,829,420. Transactions during the period in which the issuer was an affiliate are as follows:

                                       SHARES                                     SHARES
                                  OCTOBER 31,        GROSS         GROSS     OCTOBER 31,     UNREALIZED    DIVIDEND
                                         2003    ADDITIONS    REDUCTIONS            2004   DEPRECIATION      INCOME
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
NorthStar Realty Finance Corp.             --    1,689,000            --       1,689,000      $ 371,580        $ --

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $784,675,111)                                         $ 888,895,840
Affiliated companies (cost $15,201,000)                                               14,829,420
                                                                                   --------------
                                                                                     903,725,260
-------------------------------------------------------------------------------------------------
Cash                                                                                     269,077
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       6,609,722
Shares of beneficial interest sold                                                     3,437,614
Interest and dividends                                                                   121,309
Other                                                                                     51,365
                                                                                   --------------
Total assets                                                                         914,214,347

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                 10,998,972
Shares of beneficial interest redeemed                                                   994,590
Transfer and shareholder servicing agent fees                                            209,643
Distribution and service plan fees                                                       184,122
Shareholder communications                                                               115,594
Trustees' compensation                                                                    49,984
Other                                                                                     40,106
                                                                                   --------------
Total liabilities                                                                     12,593,011

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $ 901,621,336
                                                                                   ==============

-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                         $     307,809
-------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           695,192,607
-------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                          (48,262)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions       102,320,033
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                           103,849,149
                                                                                   --------------
NET ASSETS                                                                         $ 901,621,336
                                                                                   ==============


                      23 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $543,999,330
and 18,083,646 shares of beneficial interest outstanding)                               $   30.08
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                         $   31.92
-------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $198,971,123
and 7,103,289 shares of beneficial interest outstanding)                                $   28.01
-------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $122,329,169
and 4,373,831 shares of beneficial interest outstanding)                                $   27.97
-------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,321,714
and 1,220,089 shares of beneficial interest outstanding)                                $   29.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $24,509)           $   5,216,533
--------------------------------------------------------------------------------
Interest                                                                312,149
                                                                  -------------
Total investment income                                               5,528,682

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       5,805,595
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,072,829
Class B                                                               1,901,118
Class C                                                                 963,669
Class N                                                                 109,390
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,187,370
Class B                                                                 612,972
Class C                                                                 308,881
Class N                                                                  85,156
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 100,696
Class B                                                                  90,652
Class C                                                                  31,278
Class N                                                                   2,579
--------------------------------------------------------------------------------
Trustees' compensation                                                   46,313
--------------------------------------------------------------------------------
Custodian fees and expenses                                              21,207
--------------------------------------------------------------------------------
Other                                                                   147,436
                                                                  --------------
Total expenses                                                       12,487,141
Less reduction to custodian expenses                                     (7,478)
Less payments and waivers of expenses                                    (8,455)
                                                                  --------------
Net expenses                                                         12,471,208

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (6,942,526)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                         124,451,145
Foreign currency transactions                                           (43,653)
Net increase from payment by affiliate                                   21,870
                                                                  --------------
Net realized gain                                                   124,429,362
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 14,520,760

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 132,007,596
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      25 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                  2004             2003
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment loss                                           $   (6,942,526)  $   (1,946,080)
----------------------------------------------------------------------------------------------
Net realized gain                                                124,429,362       56,185,756
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              14,520,760       90,036,665
                                                              --------------------------------
Net increase in net assets resulting from operations             132,007,596      144,276,341

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                          (16,996,526)              --
Class B                                                           (9,005,226)              --
Class C                                                           (3,905,268)              --
Class N                                                             (673,503)              --

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                          152,733,067       27,564,749
Class B                                                            2,246,042       (1,650,967)
Class C                                                           38,042,967        7,875,626
Class N                                                           22,066,171        4,208,196

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total increase                                                   316,515,320      182,273,945
----------------------------------------------------------------------------------------------
Beginning of period                                              585,106,016      402,832,071
                                                              --------------------------------
End of period (including accumulated net investment loss of
$48,262 and $32,137, respectively)                            $  901,621,336   $  585,106,016
                                                              ==============   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED OCTOBER 31,                          2004            2003            2002            2001             2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     26.11     $     19.18     $     19.53     $     21.26      $     16.82
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.17) 1         (.04)           (.19)           (.23)            (.16)
Net realized and unrealized gain (loss)                    5.42            6.97            (.09)           (.47)            4.60
                                                    ------------------------------------------------------------------------------
Total from investment operations                           5.25            6.93            (.28)           (.70)            4.44
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (1.28)             --            (.07)          (1.03)              -- 2
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     30.08     $     26.11     $     19.18     $     19.53      $     21.26
                                                    ==============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        20.90%          36.13%          (1.45)%         (3.02)%          26.40%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $   543,999     $   330,215     $   222,029     $   172,395      $   157,759
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   436,617     $   245,319     $   231,657     $   163,007      $   147,952
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                       (0.61)%         (0.12)%         (0.69)%         (1.06)%          (0.95)%
Total expenses                                             1.35%           1.59%           1.68%           1.86%            1.90%
Expenses after payments and waivers and
reduction to custodian expenses                             N/A 5          1.56%           1.66%            N/A 5,6          N/A 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     163%            163%            151%            162%             166%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      27 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B   YEAR ENDED OCTOBER 31,                           2004            2003            2002            2001             2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     24.59     $     18.20     $     18.65     $     20.47      $     16.28
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                       (.37) 1          (.17)           (.18)           (.23)            (.33)
Net realized and unrealized gain (loss)                    5.07            6.56            (.20)           (.56)            4.52
                                                    ------------------------------------------------------------------------------
Total from investment operations                           4.70            6.39            (.38)           (.79)            4.19
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (1.28)             --            (.07)          (1.03)              -- 2
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     28.01     $     24.59     $     18.20     $     18.65      $     20.47
                                                    ==============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        19.91%          35.11%          (2.06)%         (3.60)%          25.74%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $   198,971     $   171,896     $   129,885     $    95,418      $    83,859
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   190,251     $   137,734     $   134,304     $    88,235      $    79,526
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                       (1.43)%         (0.85)%         (1.34)%         (1.65)%          (1.48)%
Total expenses                                             2.18%           2.42%           2.34%           2.45%            2.44%
Expenses after payments and waivers and
reduction to custodian expenses                             N/A 5          2.29%           2.32%            N/A 5,6          N/A 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     163%            163%            151%            162%             166%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      28 | OPPENHEIMER SMALL CAP VALUE FUND

CLASS C     YEAR ENDED OCTOBER 31,                         2004            2003            2002            2001             2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     24.55     $     18.17     $     18.62     $     20.44      $     16.25
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.37) 1         (.13)           (.10)           (.19)            (.33)
Net realized and unrealized gain (loss)                    5.07            6.51            (.28)           (.60)            4.52
                                                    ------------------------------------------------------------------------------
Total from investment operations                           4.70            6.38            (.38)           (.79)            4.19
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (1.28)             --            (.07)          (1.03)              -- 2
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     27.97     $     24.55     $     18.17     $     18.62      $     20.44
                                                    ==============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        19.95%          35.11%          (2.06)%         (3.61)%          25.79%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $   122,329     $    71,779     $    46,360     $    26,604      $    22,173
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $    96,555     $    53,649     $    45,455     $    24,134      $    20,521
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                       (1.42)%         (0.85)%         (1.33)%         (1.64)%          (1.49)%
Total expenses                                             2.16%           2.40%           2.33%           2.45%            2.44%
Expenses after payments and waivers and
reduction to custodian expenses                             N/A 5          2.30%           2.31%            N/A 5,6          N/A 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     163%            163%            151%            162%             166%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      29 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED OCTOBER 31,                      2004           2003           2002         2001 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    25.98     $    19.13     $    19.51     $    19.58
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.26) 2        (.11)          (.27)          (.04)
Net realized and unrealized gain (loss)                 5.33           6.96           (.04)          (.03)
                                                  -----------------------------------------------------------
Total from investment operations                        5.07           6.85           (.31)          (.07)
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (1.28)            --           (.07)            --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    29.77     $    25.98     $    19.13     $    19.51
                                                  ===========================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     20.29%         35.81%         (1.61)%        (0.36)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   36,322     $   11,216     $    4,558     $      409
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   21,951     $    6,722     $    2,882     $      106
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                    (0.93)%        (0.36)%        (0.78)%        (1.14)%
Total expenses                                          1.70%          2.01%          1.82%          2.01%
Expenses after payments and waivers and
reduction to custodian expenses                         1.66%          1.80%          1.80%           N/A 5,6
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  163%           163%           151%           162%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      30 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Small Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with


                      31 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments


                      32 | OPPENHEIMER SMALL CAP VALUE FUND
not offset by capital loss carry forwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN     CARRYFORWARD 1,2         TAX PURPOSES
    ------------------------------------------------------------------------
    $ 66,322,978      $ 36,175,708                 $ --        $ 103,670,496

1. During the fiscal year ended October 31, 2004, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2003, the Fund utilized $18,203,203 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                         REDUCTION TO
                                     REDUCTION TO     ACCUMULATED NET
               INCREASE TO        ACCUMULATED NET       REALIZED GAIN
               PAID-IN CAPITAL    INVESTMENT LOSS    ON INVESTMENTS 3
               ------------------------------------------------------
               $ 14,197,981           $ 6,926,401        $ 21,124,382

3. $14,197,981, including $5,011,011 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                 YEAR ENDED          YEAR ENDED
                                           OCTOBER 31, 2004    OCTOBER 31, 2003
               ----------------------------------------------------------------
               Distributions paid from:
               Ordinary income             $      8,874,298            $     --
               Long-term capital gain            21,706,225                  --
                                           ------------------------------------
               Total                       $     30,580,523            $     --
                                           ====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between


                      33 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities          $  800,054,764
                                                       ===============

               Gross unrealized appreciation           $  118,737,789
               Gross unrealized depreciation              (15,067,293)
                                                       ---------------
               Net unrealized appreciation             $  103,670,496
                                                       ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2004, the Fund's projected benefit obligations were increased by $11,181 and payments of $745 were made to retired trustees, resulting in an accumulated liability of $42,574 as of October 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the


                      34 | OPPENHEIMER SMALL CAP VALUE FUND

Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             YEAR ENDED OCTOBER 31, 2004      YEAR ENDED OCTOBER 31, 2003
                                SHARES            AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                         8,776,725    $  247,299,487       5,916,521    $ 125,928,724
Dividends and/or
distributions reinvested       633,321        16,346,018              --               --
Redeemed                    (3,975,589)     (110,912,438) 1   (4,844,173)     (98,363,975)
                            --------------------------------------------------------------
Net increase                 5,434,457    $  152,733,067       1,072,348    $  27,564,749
                            ==============================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                         2,234,686    $   58,583,041       2,100,067    $  42,422,540
Dividends and/or
distributions reinvested       344,832         8,348,406              --               --
Redeemed                    (2,467,247)      (64,682,405) 1   (2,247,539)     (44,073,507)
                            --------------------------------------------------------------
Net increase (decrease)        112,271    $    2,246,042        (147,472)   $  (1,650,967)
                            ==============================================================

------------------------------------------------------------------------------------------
CLASS C
Sold                         2,120,967    $   55,844,893       1,493,876    $  29,360,313
Dividends and/or
distributions reinvested       146,833         3,549,968              --               --
Redeemed                      (817,988)      (21,351,894) 1   (1,121,795)     (21,484,687)
                            --------------------------------------------------------------
Net increase                 1,449,812    $   38,042,967         372,081    $   7,875,626
                            ==============================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                           942,361    $   26,412,337         288,753    $   6,214,235
Dividends and/or
distributions reinvested        24,717           634,506              --               --
Redeemed                      (178,716)       (4,980,672) 1      (95,267)      (2,006,039)
                            --------------------------------------------------------------
Net increase                   788,362    $   22,066,171         193,486    $   4,208,196
                            ==============================================================

1. Net of redemption fees of $7,733, $3,369, $1,710 and $389 for Class A, Class B, Class C and Class N, respectively.


                      35 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2004, were $1,333,539,394 and $1,185,208,883, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2004, the agreement provides for a fee at an annual rate of 0.80% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60% of average annual net assets in excess of $800 million. Prior to January 1, 2004 the annual advisory fee was: 0.85% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2004, the Fund paid $2,118,544 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must


                      36 | OPPENHEIMER SMALL CAP VALUE FUND
determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B, Class C and Class N shares were $2,005,361, $1,355,190 and $344,483, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
October 31, 2004       $ 609,190         $ 2,832       $ 304,373        $ 16,341        $ 10,762

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $21,870, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2004, OFS waived $8,455 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                      37 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of October 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                      38 | OPPENHEIMER SMALL CAP VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER QUEST FOR VALUE FUNDS:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Small Cap Value Fund, (one of the portfolios constituting the Oppenheimer Quest For Value Funds) including the statement of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Small Cap Value Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 16, 2004


                      39 | OPPENHEIMER SMALL CAP VALUE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Distributions of $1.2766 per share were paid to Class A, Class B, Class C and Class N shareholders, on December 10, 2003, of which $0.9062 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions should be multiplied by 4.56% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $3,829,926 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      40 | OPPENHEIMER SMALL CAP VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      41 | OPPENHEIMER SMALL CAP VALUE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE   BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT TRUSTEES           THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
                               CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION,
                               RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,            Principal of Courtney Associates, Inc. (venture capital firm); former General
Chairman of the Board          Partner of Trivest Venture Fund (private venture capital fund); former President
of Trustees,                   of Investment Counseling Federated Investors, Inc.; Trustee of the following
Trustee (since 1987)           open-end investment companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free
Age: 71                        Trust of Arizona and 4 funds for the Hawaiian Tax Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,               Principal of Clinton Management Associates, a financial and venture capital
Trustee (since 1987)           consulting firm; Trustee of the following open-end investment companies: Trustee
Age: 73                        of Capital Cash Management Trust, Prime Cash Fund, PIMCO ADVISORS VIT and
                               Narragansett Insured Tax-Free Income Fund. Formerly a director of OCC Cash
                               Reserves, Inc. (open-end investment company) (1989-December 2002). Oversees 11 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,               A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1998)           OppenheimerFunds complex.
Age: 71

LACY B. HERRMANN,              Chairman and Chief Executive Officer of Aquila Management Corporation, the
Trustee (since 1987)           sponsoring organization and manager, administrator and/or sub-adviser to the
Age: 75                        following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila-Cascadia Equity
                               Fund, Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income
                               Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund
                               of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, and Aquila
                               Rocky Mountain Equity Fund and PIMCO ADVISORS VIT; Vice President, Director,
                               Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash
                               Management Trust ("CCMT"), and an Officer and Trustee/Director of its
                               predecessors; President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a Director of InCap Management
                               Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short
                               Term Asset Reserves; Trustee Emeritus of Brown University. Formerly Chairman of
                               the Board of Trustees and President of Hawaiian Tax-Free Trust. Oversees 11
                               portfolios in the OppenheimerFunds complex.

BRIAN WRUBLE,                  General Partner (since September 1995) of Odyssey Partners, L.P. (hedge funds in
Trustee (since 2001)           distribution since 1/1/97); Director (since September 2004) of Special Value
Age: 61                        Opportunities Fund, LLC; Investment Advisory Board (since October 2004) of
                               Zurich Financial Services; Board of Governing Trustees (since August 1990) of
                               The Jackson Laboratory (genetics laboratory, non profit); Trustee (since May
                               1992) of Institute for Advanced Study (educational institute); Formerly Special
                               Limited Partner (1999-2004) and Managing Principal (through December 1998) of
                               Odyssey Investment Partners, LLC (private equity investment); Trustee
                               (2000-2002) of Research Foundation of AIMR (investment research, non-profit);
                               Governor, Jerome Levy Economics Institute of Bard College (economics research)
                               (August 1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the
                               OppenheimerFunds complex.


                      42 | OPPENHEIMER SMALL CAP VALUE FUND

-----------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS.
                               DAMIAN, LEAVY, MURPHY AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                               11TH FLOOR, NEW YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803
                               S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                               TERM OR UNTIL HIS EARLIER RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)         (since September 2000) of the Manager; President and a director or trustee of
Age: 55                        other Oppenheimer funds; President and a director (since July 2001) of
                               Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                               Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                               Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                               (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                               Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                               of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                               Management Corporation, Trinity Investment Management Corporation and Tremont
                               Capital Management, Inc. (since November 2001), HarbourView Asset Management
                               Corporation and OFI Private Investments, Inc. (since July 2001); President
                               (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                               Asset Management, Inc.; Executive Vice President (since February 1997) of
                               Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the
                               Investment Company Institute's Board of Governors (elected to serve from October
                               3, 2003 through September 30, 2006). Formerly, Chief Operating Officer
                               (September 2000-June 2001) of the Manager; President and trustee (November
                               1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                               Funds (open-end investment companies); a director (September 1999-August 2000)
                               of C.M. Life Insurance Company; President, Chief Executive Officer and director
                               (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                               (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                               wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 63 portfolios as
                               Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.

CHRISTOPHER LEAVY,             Senior Vice President of the Manager since September 2000; an officer of 7
Vice President and Portfolio   portfolios in the OppenheimerFunds complex. Formerly a portfolio manager of
Manager (since 2001)           Morgan Stanley Dean Witter Investment Management (1997 - September 2000).
Age: 33

JOHN DAMIAN                    Vice President of the Manager since September 2001; an officer of 2 portfolios
Vice President and Portfolio   in the OppenheimerFunds complex; formerly Senior Analyst/Director for Citigroup
Manager (since 2001)           Asset Management (November 1999 - September 2001); Senior Research Analyst for
Age: 36                        Pzena Investment Management (October 1997 - November 1999).


                      43 | OPPENHEIMER SMALL CAP VALUE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)         of HarbourView Asset Management Corporation, Shareholder Financial Services,
Age: 45                        Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                               and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                               Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management,
                               Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                               non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                               (since May 2000) of OFI Trust Company (a trust company subsidiary of the
                               Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                               Corp. Formerly Assistant Treasurer of Centennial Asset Management Corporation
                               (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                               2003); Principal and Chief Operating Officer (March 1995-March 1999) at Bankers
                               Trust Company-Mutual Fund Services Division. An officer of 84 portfolios in the
                               OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)         February 2002) of the Manager; General Counsel and a director (since November
Age: 56                        2001) of the Distributor; General Counsel (since November 2001) of Centennial
                               Asset Management Corporation; Senior Vice President and General Counsel (since
                               November 2001) of HarbourView Asset Management Corporation; Secretary and
                               General Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                               Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc; Vice President and a director
                               (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                               (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice
                               President, General Counsel and a director (since November 2001) of Shareholder
                               Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                               Inc. and OFI Trust Company; Vice President (since November 2001) of
                               OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                               (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                               (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                               President (May 1985-December 2003), Acting General Counsel (November
                               2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                               Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November
                               2001), Shareholder Financial Services, Inc. (November 1989-November 2001); and
                               OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of
                               84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and             Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Chief Compliance Officer       Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
(since 2004)                   (until February 2004) Vice President and Director of Internal Audit of the
Age: 54                        Manager. An officer of 84 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                      44 | OPPENHEIMER SMALL CAP VALUE FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $10,000 in fiscal 2004 and $10,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal year 2004 and no such fees in fiscal year 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $86 in fiscal 2004 and $69 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include the cost to the principal accountant of attending audit committee meetings.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,586 in fiscal 2004 and $5,069 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)